Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of crypto currencies
Crypto currencies at December 31, 2020	$—
Additions of crypto currencies	1,708,753
Realized gain on sale of crypto currencies	17,496
Impairment of crypto currencies(1)	—
Sale of crypto currencies	(1,726,249)
Crypto currencies at December 31, 2021	$—

Schedule of potential dilutive securities denominated in ordinary shares equivalents were excluded from the computation of diluted earnings (loss) per share
		Years Ended December 31,
		2021	2020	2019
SPAC Warrants	See Note 21	17,795,000	17,795,000	17,795,000
August 2020 PIPE Warrants	See Note 15	1,500,000	1,500,000	—
Convertible Debenture	See Note 14	800,000	800,000	—
December 2020 Warrants	See Note 14	13,700,000	13,700,000	—
January 2021 Call Options	See Note 15	6,000,000	—	—
Series A Convertible Preferred Shares	See Note 14	2,333,333	—	—
February 2021 Warrants	See Note 14	26,666,667	—	—
Series B Convertible Preferred Shares	See Note 14	3,615,584	—	—
December 2021 Warrants	See Note 14	2,285,715	—	—